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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21569

                         Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
Pioneer Ibbotson Asset
                         Allocation Series

NQ | October 31, 2014

Ticker Symbols:

Class	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
A	PIAVX	PIALX	GRAAX	PIAAX
B	PIBVX	PIBLX	GRABX	IALBX
C	PICVX	PIDCX	GRACX	IALCX
Y	IBBCX	IMOYX	IBGYX	IBAYX

Schedule of Investments | 10/31/2014  (unaudited)
Pioneer Ibbotson Conservative Allocation Fund
hedule of Investments

Shares		Value
	MUTUAL FUNDS —95.0%
	PIONEER FUNDS* —95.0%
1,714,230	Pioneer Bond Fund Class Y	$16,748,028
87,806	Pioneer Core Equity Fund Class Y	1,507,627
40,744	Pioneer Disciplined Growth Fund Class Y	757,015
143,775	Pioneer Disciplined Value Fund Class Y	3,007,774
295,381	Pioneer Dynamic Credit Fund Class Y	2,900,640
28,863	Pioneer Emerging Markets Fund Class Y	720,418
20,486	Pioneer Equity Income Fund Class Y	753,254
105,997	Pioneer Floating Rate Fund Class Y	729,260
53,221	Pioneer Fund Class Y	2,258,157
80,337	Pioneer Fundamental Growth Fund Class Y	1,507,116
215,034	Pioneer Global Equity Fund Class Y	3,008,324
451,928	Pioneer Global High Yield Fund Class Y	4,347,544
131,939	Pioneer Global Multisector Income Fund Class Y	1,451,325
206,926	Pioneer High Yield Fund Class Y	2,183,072
232,767	Pioneer International Value Fund Class Y	5,232,600
50,483	Pioneer Mid Cap Value Fund Class Y	1,509,951
72,340	Pioneer Multi-Asset Ultrashort Income Fund Class Y	727,013
18,502	Pioneer Oak Ridge Small Capital Growth Fund Class Y	773,578
25,615	Pioneer Real Estate Shares Class Y	772,050
17,336	Pioneer Select Mid Cap Growth Fund Class Y	754,129
1,133,866	Pioneer Short Term Income Fund Class Y	10,919,130
660,918	Pioneer Strategic Income Fund Class Y	7,283,317
	TOTAL MUTUAL FUNDS (Cost $60,283,473)	$69,851,322
	TOTAL INVESTMENTS IN SECURITIES — 95.0%
	(Cost $60,283,473) (a)	$69,851,322
	OTHER ASSETS AND LIABILITIES -5.0%	$3,638,839
	TOTAL NET ASSETS — 100.0%	$73,490,161

*	Affiliated funds managed by Pioneer Investment Management, Inc.

(a)	At October 31, 2014, the net unrealized appreciation on investments based on cost for federal tax purposes of $ 61,159,353 was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$9,591,276

	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(899,307)

	Net unrealized appreciation	$8,691,969

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
credit risks, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$69,851,322	$–	$–	$69,851,322
Total	$69,851,322	$–	$–	$69,851,322

During the three months ended October 31, 2014, there were no transfers between Levels 1, 2, and 3.

Schedule of Investments | 10/31/2014 (unaudited)
Pioneer Ibbotson Moderate Allocation Fund

Shares		Value
	MUTUAL FUNDS —98.0%
	PIONEER FUNDS* —98.0%
2,697,634	Pioneer Bond Fund Class Y	$26,355,882
267,267	Pioneer Core Equity Fund Class Y	4,588,968
125,508	Pioneer Disciplined Growth Fund Class Y	2,331,944
649,816	Pioneer Disciplined Value Fund Class Y	13,594,151
885,845	Pioneer Dynamic Credit Fund Class Y	8,699,000
424,021	Pioneer Emerging Markets Fund Class Y	10,583,575
124,386	Pioneer Equity Income Fund Class Y	4,573,661
161,935	Pioneer Fund Class Y	6,870,896
248,919	Pioneer Fundamental Growth Fund Class Y	4,669,728
1,376,062	Pioneer Global Equity Fund Class Y	19,251,110
903,871	Pioneer Global High Yield Fund Class Y	8,695,236
397,535	Pioneer Global Multisector Income Fund Class Y	4,372,882
414,270	Pioneer High Yield Fund Class Y	4,370,549
1,286,247	Pioneer International Value Fund Class Y	28,914,839
455,650	Pioneer Mid Cap Value Fund Class Y	13,628,497
218,260	Pioneer Multi-Asset Ultrashort Income Fund Class Y	2,193,512
337,722	Pioneer Oak Ridge Small Capital Growth Fund Class Y	14,120,176
194,837	Pioneer Real Estate Shares Class Y	5,872,376
104,792	Pioneer Select Mid Cap Growth Fund Class Y	4,558,440
2,278,135	Pioneer Short Term Income Fund Class Y	21,938,436
795,837	Pioneer Strategic Income Fund Class Y	8,770,119
	TOTAL MUTUAL FUNDS (Cost $170,676,750)	$218,953,977
	TOTAL INVESTMENTS IN SECURITIES — 98.0%
	(Cost $170,676,750) (a)	$218,953,977
	OTHER ASSETS AND LIABILITIES -2.0%	$4,483,086
	TOTAL NET ASSETS — 100.0%	$223,437,063

*	Affiliated funds managed by Pioneer Investment Management, Inc.

(a)	At October 31, 2014, the net unrealized appreciation on investments based on cost for federal tax purposes of $173,264,368 was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$48,347,001

	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,657,392)

	Net unrealized appreciation	$45,689,609

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$218,953,977	$–	$–	$218,953,977
Total	$218,953,977	$–	$–	$218,953,977

During the three months ended October 31, 2014, there were no transfers between Levels 1, 2, and 3.

Schedule of Investments | 10/31/2014 (unaudited)
Pioneer Ibbotson Growth Allocation Fund

Shares		Value
	MUTUAL FUNDS —99.9%
	PIONEER FUNDS* —99.9%
2,537,516	Pioneer Bond Fund Class Y	$24,791,530
532,201	Pioneer Core Equity Fund Class Y	9,137,884
188,209	Pioneer Disciplined Growth Fund Class Y	3,496,923
704,138	Pioneer Disciplined Value Fund Class Y	14,730,563
174,104	Pioneer Dynamic Credit Fund Class Y	1,709,706
644,872	Pioneer Emerging Markets Fund Class Y	16,096,002
206,647	Pioneer Equity Income Fund Class Y	7,598,420
179,992	Pioneer Fund Class Y	7,637,048
431,233	Pioneer Fundamental Growth Fund Class Y	8,089,924
1,900,635	Pioneer Global Equity Fund Class Y	26,589,881
462,408	Pioneer Global High Yield Fund Class Y	4,448,365
402,527	Pioneer Global Multisector Income Fund Class Y	4,427,792
208,311	Pioneer High Yield Fund Class Y	2,197,677
1,549,069	Pioneer International Value Fund Class Y	34,823,073
584,683	Pioneer Mid Cap Value Fund Class Y	17,487,857
542	Pioneer Oak Ridge Large Capital Growth Fund	10,556
367,754	Pioneer Oak Ridge Small Capital Growth Fund	15,375,798
270,220	Pioneer Real Estate Shares Class Y	8,144,424
167,281	Pioneer Select Mid Cap Growth Fund Class Y	7,276,738
1,524,830	Pioneer Short Term Income Fund Class Y	14,684,114
775,811	Pioneer Strategic Income Fund Class Y	8,549,441
	TOTAL MUTUAL FUNDS (Cost $174,907,086)	$237,303,716
	TOTAL INVESTMENTS IN SECURITIES — 99.9%
	(Cost $174,907,086) (a)	$237,303,716
	OTHER ASSETS AND LIABILITIES -0.1%	$288,211
	TOTAL NET ASSETS — 100.0%	$237,591,927

*	Affiliated funds managed by Pioneer Investment Management, Inc.

(a)	At October 31, 2014, the net unrealized appreciation on investments based on cost for federal tax purposes of $176,524,748 was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$62,511,311

	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,732,343)

	Net unrealized appreciation	$60,778,968

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
credit risks, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$237,303,716	$–	$–	$237,303,716
Total	$237,303,716	$–	$–	$237,303,716

During the three months ended October 31, 2014, there were no transfers between Levels 1, 2, and 3.

Schedule of Investments | 10/31/2014 (unaudited)
Pioneer Ibbotson Aggressive Allocation Fund

Shares		Value
	MUTUAL FUNDS —99.9%
	PIONEER FUNDS* —99.9%
652,613	Pioneer Bond Fund Class Y	$6,376,030
295,097	Pioneer Core Equity Fund Class Y	5,066,814
146,454	Pioneer Disciplined Growth Fund Class Y	2,721,111
371,797	Pioneer Disciplined Value Fund Class Y	7,778,003
508,708	Pioneer Emerging Markets Fund Class Y	12,697,359
108,139	Pioneer Equity Income Fund Class Y	3,976,261
93,927	Pioneer Fund Class Y	3,985,331
215,946	Pioneer Fundamental Growth Fund Class Y	4,051,149
1,126,846	Pioneer Global Equity Fund Class Y	15,764,575
1,087,795	Pioneer International Value Fund Class Y	24,453,626
399,939	Pioneer Mid Cap Value Fund Class Y	11,962,168
277,340	Pioneer Oak Ridge Small Capital Growth Fund Class Y	11,595,571
182,892	Pioneer Real Estate Shares Class Y	5,512,380
97,427	Pioneer Select Mid Cap Growth Fund Class Y	4,238,058
387,702	Pioneer Short Term Income Fund Class Y	3,733,574
438,707	Pioneer Strategic Income Fund Class Y	4,834,556
	TOTAL MUTUAL FUNDS (Cost $88,977,853)	$128,746,566
	TOTAL INVESTMENTS IN SECURITIES — 99.9%
	(Cost $88,977,853) (a)	$128,746,566
	OTHER ASSETS AND LIABILITIES -0.1%	$127,396

	TOTAL NET ASSETS — 100.0%	$128,873,962

*	Affiliated funds managed by Pioneer Investment Management, Inc.

(a)	At October 31, 2014, the net unrealized appreciation on investments based on cost for federal tax purposes of $90,572,054 was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$39,768,936

	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,594,424)

	Net unrealized appreciation	$38,174,512

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
credit risks, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$128,746,566	$–	$–	$128,746,566
Total	$128,746,566	$–	$–	$128,746,566

During the three months ended October 31, 2014, there were no transfers between Levels 1, 2, and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Ibbotson Asset Allocation Series

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date December 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date December 29, 2014

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date December 29, 2014

* Print the name and title of each signing officer under his or her signature.